SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2021
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

12. SHORT-TERM BORROWING

The following table sets forth the loan agreement of short-term borrowing from bank:

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
December 10, 2021	Ambow Shida	Huaxia Bank	10,000	4.35%	December 10, 2022

In November 2021, the Group mortgaged its office property in Beijing, China with the carry amount of RMB 64,435 to obtain a line of credit in RMB 30,000 from Bank of Huaxia with a three-year term from October 15, 2021 to October 15, 2024. The mortgage shall be terminated once all borrowings were repaid and mortgage cancellation registration procedures were completed. On December 10, 2021, the Group received a loan from Huaxia Bank in the amount of RMB 10,000 with maturity date on December 10, 2022 and bearing interest at 4.35% per annum for working capital purpose.